As filed with the Securities and Exchange Commission on January 21, 2011.

  File No. 033-58041
  File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933
  POST-EFFECTIVE AMENDMENT NO. 49  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940
  AMENDMENT NO. 50  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on January 31, 2011 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2).

If appropriate check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

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SEI INSTITUTIONAL INVESTMENTS TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	1

Principal Risks	2

Performance Information	4

Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT INVESTMENTS	5

MORE INFORMATION ABOUT RISKS	5

GLOBAL ASSET ALLOCATION	9

INVESTMENT ADVISER AND SUB-ADVISER	10

Information About Fee Waivers	11

Sub-Adviser and Portfolio Managers	11

HOW TO PURCHASE FUND SHARES	13

Pricing of Fund Shares	13

Frequent Purchases and Redemptions of Fund Shares	15

Foreign Investors	17

Customer Identification and Verification and Anti-Money Laundering Program	17

HOW TO SELL YOUR FUND SHARES	17

Receiving Your Money	18

Redemptions in Kind	18

Suspension of Your Right to Sell Your Shares	18

Telephone Transactions	18

DISTRIBUTION AND SERVICE OF FUND SHARES	18

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	18

DIVIDENDS, DISTRIBUTIONS AND TAXES	19

Dividends and Distributions	19

Taxes	19

FINANCIAL HIGHLIGHTS	20

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INVESTMENTS TRUST	Back Cover

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ULTRA SHORT DURATION BOND FUND

Fund Summary

Investment Goal

Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.15%*
Total Annual Fund Operating Expenses	0.30%

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Ultra Short Duration Bond Fund — Class A Shares	$31	$97

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal circumstances the Ultra Short Duration Bond Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including

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foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts, options, interest rate swaps and credit default swaps. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either add or reduce the interest rate sensitivity of the Fund. The Fund will primarily use options and swaps to either mitigate the Fund's overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Fund will maintain a portfolio duration of 18 months or less under normal market conditions.

To achieve its investment goal, the Fund may invest in one or more portfolios (each, a Portfolio) of SEI Alpha Strategy Portfolios, LP, a registered open-end investment company which was established to permit the Fund and other SEI-sponsored funds to pursue their investment strategies in an efficient manner. The Fund may invest in a Portfolio only if the Portfolio invests in securities and pursues investment strategies that are consistent with the Fund's investment strategy.

Principal Risks

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values in such securities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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The Fund is also subject to the following additional risks:

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risk due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. The Fund's use of derivatives is subject to credit risk, liquidity risk, market risk, leverage risk, valuation risk and correlation risk. The credit, liquidity and market risks relating to the Fund's use of derivatives are discussed above. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund. Valuation risk is the risk that a particular derivative may be difficult to value. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. The primary risks of futures and options include leverage risk, market risk, correlation risk and liquidity risk. The primary risks of swaps include credit risk, market risk, leverage risk, valuation risk and liquidity risk.

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Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an exchange-traded fund could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2011, the Fund had not yet commenced operations, and did not have a performance history.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company, LLP	Timothy E. Smith	Since 2011	Senior Vice President and Fixed Income Portfolio Manager

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements for Class A Shares are: (a) that you must be an Eligible Investor (i.e., institutions, including defined contribution plans, health care defined benefits plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an investment management agreement with SIMC); and (b) that your minimum initial investment must be $500,000. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund's shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT FUND INVESTMENTS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios. The Fund has an investment goal and strategies and is designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement with SEI Investments Management Corporation (as discussed in the section below, entitled "Purchasing and Selling Fund Shares").

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal. Unless otherwise explicitly stated herein, the investment goal, investment policies and restrictions of the Fund are not fundamental and may be changed by the Board, without shareholder approval.

To achieve its investment goal, the Fund may invest in one or more portfolios (each, a Portfolio) of SEI Alpha Strategy Portfolios, LP, a registered open-end investment company which was established to permit the Fund and other SEI-sponsored funds to pursue their investment strategies in an efficient manner. The Fund may invest in a Portfolio only if the Portfolio invests in securities and pursues investment strategies that are consistent with the Fund's investment strategy. Additional information regarding SEI Alpha Strategy Portfolios, LP, including the Sub-Advisers that manage a portion of each Portfolio, is provided under "Sub-Advisers and Portfolio Managers — SEI Alpha Strategy Portfolios, LP." Each Portfolio has expenses associated with its operations, including advisory and administration fees. When the Fund invests in a Portfolio, it will bear a pro rata portion of the Portfolio's expenses. These expenses will be reflected in the Fund's fee table as "Acquired Fund Fees and Expenses."

MORE INFORMATION ABOUT RISKS

Risk Information

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Asset-Backed Securities — The Fund may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. If a loan within an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the servicer of the pool of collateral underlying the Fund's security will be unable to possess and sell the underlying collateral. As a result the recoveries on repossessed collateral may not be available to support payments on the security. In the event of a loan default, the security may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — The Fund may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — The Fund is subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Fixed Income Market — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign

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securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuers — The Fund may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Futures — Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Interest Rate — Interest rate risk is the risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government securities, in which the Fund invests, while a fall in interest rates typically causes a rise in values in such securities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Leverage — Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's

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returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities — The Fund may invest in mortgage-backed securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. Therefore, they possess both prepayment risk and credit risk. Prepayment risk is defined in the paragraph above and is applicable to privately issued mortgage-backed securities. Credit risk can be potentially higher than agency-backed mortgage-backed securities as the pool of loans underlying the security has no governmental guarantee. Credit risk for these securities is determined by how well or how poorly the underlying loans supporting the security perform. Additionally, some securities may guarantee principal and interest repayments, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

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Swap Agreements Risks — The Fund may use swaps, which are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

GLOBAL ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Fund and other mutual funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other mutual funds varies, as does the investment risk/return potential represented by the Fund and other mutual funds. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of mutual funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

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In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Fund and other mutual funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund and other mutual funds in distinct segments of the market or asset class represented by the Fund and other mutual funds. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for the Fund and other mutual funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other mutual funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Fund and other mutual funds. Since a large portion of the assets in the Fund may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on Fund and other mutual funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission registered investment adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund. SIMC continuously reviews, supervises and administers the Fund's investment program. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. Upon commencing operations, the Fund will pay SIMC an advisory fee, as a percentage of the average net assets of the Fund, at the following annual rate:

Investment Advisory Fees
Ultra Short Duration Bond Fund	0.15%

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A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements will be available in the SEI Institutional Investments Trust's shareholder report covering the period as of May 31, 2011.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor have voluntarily agreed to waive a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at the level specified in the table below. The voluntary waivers of the Fund's adviser, Fund's administrator and Fund's distributor are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time.

	Total Annual Fund Operating Expenses (before fee waivers)*	Total Annual Fund Operating Expenses (after fee waivers)*
Ultra Short Duration Bond Fund	0.30%	0.18%

* As explained above, the voluntary waivers are limited to the Fund's direct operating expenses and exclude AFFE.

Sub-Adviser and Portfolio Managers

Wellington Management Company, LLP (Wellington Management), located at 280 Congress Street, Boston, Massachusetts 02210, serves as the Sub-Adviser to the Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as the portfolio manager for the Fund since inception. Mr. Smith joined Wellington Management as an investment professional in 1992.

SEI LIBOR Plus Portfolio: As described in "More Information about Fund Investments," the Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of SEI Alpha Strategy Portfolios, LP. For information about the Sub-Advisers and portfolio managers to the SEI LIBOR Plus Portfolio, please see below.

SEI ALPHA STRATEGY PORTFOLIOS, LP:

SEI LIBOR Plus Portfolio: By investing primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, the SEI LIBOR Plus Portfolio seeks to produce a total return that exceeds the total return of the 3-Month LIBOR (London Interbank Offered Rate). The Portfolio is managed by SIMC, which operates as a manager-of managers and allocates the Portfolio's assets to the following Sub-Advisers:

Declaration Management & Research LLC: Declaration Management & Research LLC (Declaration), located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102, serves as a Sub-Adviser to the SEI LIBOR Plus Portfolio. James E. Shallcross, Executive Vice President and Director of Portfolio Management, Bond Griffin, CFA, Vice President, and Peter M. Farley, CFA, Senior Vice President of Portfolio Management, serve as the portfolio managers for the portion of the Portfolio's assets allocated to Declaration. Mr. Shallcross joined Declaration in 1991 and has 23 years of fixed income experience

SEI / PROSPECTUS

in mortgage-backed securities, asset-backed securities and corporate credit. He oversees the management of all fixed income portfolios, supervises the investment staff, is a member of the Declaration Investment Committee and is a firm principal. Mr. Shallcross began his tenure at Declaration as a portfolio manager and was named Director of Portfolio Management in 2003. He became an Executive Vice President of the company in 2005. Mr. Griffin joined Declaration in 2007 as an asset-backed securities analyst and portfolio manager. Prior to joining Declaration, he had been an asset-backed securities analyst and portfolio manager at Hyperion Brookfield Asset Management, Inc. since 2003. Mr. Griffin oversees asset-backed securities research and is co-manager of LIBOR Plus portfolios at Declaration. Mr. Farley joined Declaration in 1996 and has 14 years of fixed income experience in mortgage-backed securities and corporate credit. He manages total return fixed income portfolios and primarily oversees Commercial Real Estate security management, trading and research. He also managed corporate credit portfolios and has been responsible for establishing the firm's corporate research effort and trading of corporate bonds and credit derivatives. Mr. Farley began his tenure at Declaration as an analyst. He became an assistant portfolio manager and investment officer in 1999. In 2001, he was promoted to Vice President and lead portfolio manager and in 2006 he was promoted to Senior Vice President.

Brookfield Investment Management, Inc.: Brookfield Investment Management, Inc. (BIM), located at 200 Vesey Street, 10th Floor, New York, New York 10281, serves as a Sub-Adviser to the SEI LIBOR Plus Portfolio. Michelle L. Russell-Dowe, Senior Portfolio Manager and Head of the Structured Products Investment Team at BIM, manages the portion of the SEI LIBOR Plus Portfolio's assets allocated to BIM. Ms. Russell-Dowe has been with BIM since 1999.

The Fund's Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A shares of the Fund.

The Fund offers Class A Shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Eligible investors of the Fund are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an Investment Management Agreement with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in this section and in the "Minimum Purchases" section of this prospectus.

Under each Investment Management Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

SEI / PROSPECTUS

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Eligible Investors (as defined above) may purchase or sell shares by placing orders with the Transfer Agent or the Fund's authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

The Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase or sell Fund shares through certain financial institutions, you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund,

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are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open end investment companies are valued at the investment company's applicable NAV, with the exception of ETFs which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Fund will value the security using the Fund's Fair Value Procedures, as described below.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through the Committee designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the

SEI / PROSPECTUS

Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Fund's administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Minimum Purchases

To purchase shares for the first time, Eligible Investors must invest at least $500,000 in the Fund. The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing the Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market

SEI / PROSPECTUS

movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes are consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

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Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers (Financial Advisers) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisers are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisers to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisers. For additional information, please see the Fund's SAI. You can also ask your Financial Adviser about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made

SEI / PROSPECTUS

available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically as a dividend to shareholders. The Fund distributes its investment income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Non-U.S. investors in the Fund may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Fund.

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

As of January 31, 2011, the Fund had not yet commenced operations.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-07257.

SEI-F-159 (01/11)

SEI Institutional Investments Trust

Prospectus as of January 31, 2011

Ultra Short Duration Bond Fund (SUSAX)
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Ultra Short Duration Bond Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL INVESTMENTS TRUST

Class A Shares

Ultra Short Duration Bond Fund (SUSAX)

Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Sub-Adviser:

Wellington Management Company, LLP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's prospectus relating to Class A Shares of the Ultra Short Duration Bond Fund (the "Prospectus"), dated January 31, 2011. The Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

January 31, 2011

SEI-F-032 (01/11)

TABLE OF CONTENTS

THE TRUST	S-3

INVESTMENT OBJECTIVES AND POLICIES	S-3

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-4

Asset-Backed Securities	S-4

Commercial Paper	S-5

Dollar Rolls	S-5

Fixed Income Securities	S-5

Foreign Securities	S-6

Futures and Options on Futures	S-7

Illiquid Securities	S-8

Interfund Lending and Borrowing Arrangements	S-8

Investment Companies	S-9

Money Market Securities	S-9

Mortgage-Backed Securities	S-9

Municipal Securites	S-12

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-13

Obligations of Supranational Entities	S-14

Options	S-14

Repurchase Agreements	S-15

Securities Lending	S-15

Swaps, Caps, Floors, Collars and Swaptions	S-16

U.S. Government Securities	S-18

Variable and Floating Rate Instruments	S-19

When-Issued and Delayed Delivery Securities	S-19

Zero Coupon Securities	S-19

INVESTMENT LIMITATIONS	S-20

THE ADMINISTRATOR AND TRANSFER AGENT	S-22

THE ADVISER AND SUB-ADVISER	S-23

DISTRIBUTION AND SHAREHOLDER SERVICING	S-26

TRUSTEES AND OFFICERS OF THE TRUST	S-27

PROXY VOTING POLICIES AND PROCEDURES	S-34

PURCHASE AND REDEMPTION OF SHARES	S-35

TAXES	S-36

FUND PORTFOLIO TRANSACTIONS	S-39

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-40

DISCLOSURE OF UNAUDITED BALANCE SHEET INFORMATION	S-41

DESCRIPTION OF SHARES	S-41

LIMITATION OF TRUSTEES' LIABILITY	S-41

CODES OF ETHICS	S-41

VOTING	S-41

SHAREHOLDER LIABILITY	S-41

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-42

CUSTODIAN	S-42

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-42

LEGAL COUNSEL	S-42

APPENDIX A—DESCRIPTION OF RATINGS	A-1

THE TRUST

SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. At this time shareholders may purchase only Class A shares of a fund. Each share of a fund represents an equal proportionate interest in that fund with each other share of that fund.

The management and affairs of the Trust are supervised by a Board of Trustees (Trustees) under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

This Statement of Additional Information ("SAI") relates to the Ultra Short Duration Bond Fund (the "Fund").

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser"), and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Fund are referred to collectively as the "advisers."

INVESTMENT OBJECTIVE AND POLICIES

ULTRA SHORT DURATION BOND FUND—The Ultra Short Duration Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund invests at least 80% of its net assets in obligations of U.S. dollar-denominated debt instruments consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization (each, an "NRSRO") or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (vii) repurchase agreements involving the foregoing securities; and (viii) U.S. dollar-denominated instruments of foreign issuers. The Fund may also invest in futures contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts, options, interest rate swaps and credit default swaps. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either add or reduce the interest rate sensitivity of the Fund. The Fund will primarily use options and swaps to either mitigate the Fund's overall level of risk or to gain exposure to particular fixed income securities or segments of the fixed income market.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 15% of its net assets in illiquid securities. Under normal conditions, the Fund's duration will be less than 18 months.

To achieve its investment goal, the Fund may invest in one or more portfolios (each, a Portfolio) of SEI Alpha Strategy Portfolios, LP, a registered open-end investment company which was established to permit the Fund and other SEI-sponsored funds to pursue their investment strategies in an efficient manner. The Fund may invest in a Portfolio only if the Portfolio invests in securities and pursues investment strategies that are consistent with the Fund's investment strategy.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

For purposes of the Fund's concentration policies, asset-backed securities will be classified according to the underlying assets securing such securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities. In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DOLLAR ROLLS—"Dollar rolls" are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will "cover" any dollar roll as required by the 1940 Act.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value, or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Fund's advisers, as applicable, will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission (the "SEC") has granted an exemption that permits the Fund to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. Subject to certain exceptions, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, the Fund may invest in one or more affiliated or unaffiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Certain ETFs may not produce qualifying income for purposes of the "90% Test" (as defined below under the heading "Taxes") which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund's advisers expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank, and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS—The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

The Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective unless otherwise restricted by its investment policies.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board of Trustees has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act. Such money market funds might not seek or be able to maintain a stable per share net asset value. Investing the cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, the Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, the Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. The Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. The Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. The fundamental policies of the Fund cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Fundamental Policies

  1.  The Fund may purchase securities of an issuer, except if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  The Fund may not concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in (a) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

  3.  The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  The Fund may not issue senior securities (as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time), except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  7.  The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of the Fund and may be changed by the Board without a vote of shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

  3.  Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days)) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  4.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  5.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund may invest without limitation in (a) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

  6.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund's total assets), provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300%, including the amount borrowed, is required.

  7.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  8.  Purchase or sell physical commodities or commodity contracts based on physical commodities or invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, (i) purchasing marketable securities of companies that deal in real estate or interests therein (including REITs); (ii) purchasing marketable securities of companies that deal in physical commodities or interests therein; and (iii) purchasing, selling and entering into futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by the Fund at the following annual rate 0.05%.

THE ADVISER AND THE SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates serve as adviser to more than 23 investment companies, including more than 174 portfolios, with approximately $90.2 billion in assets under management as of November 30, 2010.

Manager of Managers Structure. SIMC is the investment adviser for the Fund, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for the Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund's assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund's assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Advisers are also responsible for managing their employees who provide services to the Fund. Sub-Advisers are selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

After its initial two year term, the continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment (as such term is defined under the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory Fees. For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rate 0.15% (as a percentage of the average daily net assets of the Fund).

SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

The Sub-Adviser

Wellington Management—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as the sub-adviser to the Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Portfolio Management.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and SIMC on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended October 31, 2010.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Fund's manager listed in the prospectus, who is primarily responsible for the day-to-day management of the Fund (the "Portfolio Manager"), includes a base salary and incentive components. The base salary for the Portfolio Manager, who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of the Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by the Portfolio Manager.

The incentive paid to the Portfolio Manager, which has no performance-related component, is based on the revenues earned by Wellington Management. Wellington Management applies similar incentive structures to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Smith is a partner of the firm.

Ownership of Fund Shares. As of October 31, 2010, the Portfolio Manager did not beneficially own any Fund shares.

Other Accounts. As of October 31, 2010, in addition to the Fund, the Portfolio Manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Timothy E. Smith	7	$2,821,760,593	7	$682,959,217	52		$18,076,726,124
					2	*	$333,505,612	*

* These accounts are subject to a performance-based advisory fee.

Conflicts of Interests.  Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. The Portfolio Manager generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to that of the Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as the Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement is reviewed and approved at least annually by: (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust; and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The terms "vote of a majority of the outstanding voting securities" and "interested persons" shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund's shares.

Distribution Expenses Incurred by Adviser. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Fund.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Fund with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Fund on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder or administrative servicing fees paid to a financial institution in accordance with the Fund's Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources, and are not charged to the Fund.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund's portfolio, the Fund, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Fund and, along with the Board, is responsible for the oversight of the Fund's Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of the Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Fund, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Fund, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Advisers' adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund's financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Fund's other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates dealings and communications between the independent Trustees and management and among the independent Trustees, and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1995), President and Chief Executive Officer (since December 2005). SEI employee, 1974-present. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 1995)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI

*  Mr. Nesher is a Trustee deemed to be an "interested person" of the Fund (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

**  Mr. Doran is a Trustee deemed to be an "interested person" of the Fund (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

Investments (Asia) Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd., SEI Investments—Unit Trust Management (UK) Limited and SEI Alpha Strategy Portfolios, LP. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Member of the independent review committee for SEI's Canadian-registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd. (private management consulting firm), from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation; Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Member of the Executive Committee, Georgia Tech Foundation, Inc. (nonprofit corporation). Director of St. Joseph's Translational Research Institute. Member of the Board of Councilors of the Charter Center. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1996.

The Trust has concluded that Ms. Greco should serve as Trustee because of the experience she gained serving as a Director of several large public companies and as a Trustee of a real estate investment trust, the experience and knowledge she gained serving as President and Chief Executive Officer of a large commercial bank, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 1999.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a Director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Committee. The Board has a standing Fair Value Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Committee. The Fair Value Committee meets periodically, as necessary, and met six times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met four times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and shares of funds in the Fund Complex as of December 31, 2009. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (Fund Complex)
Interested
Mr. Nesher	N/A	Over $100,000
Mr. Doran	N/A	Over $100,000
Independent
Mr. Sullivan	N/A	Over $100,000
Ms. Greco	N/A	$50,001 - $100,000
Ms. Lesavoy	N/A	N/A
Mr. Williams	N/A	N/A
Mr. Johnson	N/A	N/A
Mr. Harris	N/A	N/A

Board Compensation. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Independent
Mr. Sullivan	$54,272	N/A	N/A	$173,106
Ms. Greco	$54,272	N/A	N/A	$173,106
Ms. Lesavoy	$54,272	N/A	N/A	$173,106
Mr. Williams	$54,272	N/A	N/A	$173,106
Mr. Johnson	$54,272	N/A	N/A	$173,106
Mr. Harris	$54,272	N/A	N/A	$173,106

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Russell Emery, the Trust's Chief Compliance Officer, is the only officer who receives compensation from the Trust for his or her services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003. Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-December 2006.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007. Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

KERI E. ROHN (DOB 08/24/80)—Privacy Officer (since 2009)—Compliance Officer of SEI Investments Company, June 2003-present.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the

"Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (i) such securities are appropriate for the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (iv) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, SIMC, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Trust's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. You are urged to consult your own tax advisor.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers which are engaged in the same, similar or related trades or businesses, and the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders (subject to certain minimum holding periods) and for the lower tax rates on qualified dividend income for individual shareholders (subject to certain minimum holding periods and other limitations). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The Fund receives income generally in the form of interest on its investments. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. The Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Because the Fund's income is expected to be derived primarily from interest rather than dividends, no portion of the Fund's distributions is expected to be eligible for the corporate dividends-received deduction or for the lower tax rates on qualified dividend income.

If the Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues as discussed above.

The Fund's investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

By law, the Fund must withhold at the applicable withholding rate and remit to the U.S. Treasury, any amounts subject to withholding on your taxable distributions and proceeds if: (i) you do not provide your correct social security or taxpayer identification number; (ii) you are subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) you have failed to certify that you are not subject to backup withholding; or (iv) you have failed to certify that you are a U.S. person (including a U.S. resident alien).

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions, dealer spreads or underwriting discounts, nor transfer taxes or other direct transaction expenses.

It is expected that the Fund may execute a substantial portion of its brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. In such trades, the Distributor receives a commission as the introducing broker on such trades. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trade, and is compensated for such services from the commission paid on the trade. More specifically, SIMC requests, but does not require, that certain Sub-Advisers execute up to thirty percent of trades with the Distributor as introducing broker. In addition, SIMC will, from time to time, execute trades with the Distributor as introducing broker, primarily in connection with the trading associated with the transition of portfolios when there is a change in sub-advisers in the Fund or a reallocation of assets among Sub-Advisers. In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the

Distributor and will review these procedures periodically. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the sale of Fund shares.

The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser or a Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by SIMC or a Sub-Adviser under its respective advisory or sub-advisory agreement, and the expenses of SIMC or a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund's portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund's Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund's third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCLOSURE OF UNAUDITED BALANCE SHEET INFORMATION

An unaudited balance sheet for the Fund can be obtained on the Internet at the following address: http://www.seic.com/prospectus (the access code for this information is SIIT-BAL). This unaudited balance sheet reflects figures from the previous month end. The information will be updated on the last day of each month, with the exception of May 31 (Annual Report date) and November 30 (Semi-Annual Report date).

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of such series. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to the Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2011, the Fund had not commenced operations, and therefore there were no record owners of the Fund. Persons who own of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Fund. U.S. Bank holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. KPMG LLP conducts an annual audit of the Trust's financial statements.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation's nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rated "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+". If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated September 14, 2010, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 033-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Amended Schedule B, dated December 9, 2009, to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 18, 2009.

(d)(3)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(5)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 16, 1999.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 1999.

(d)(8)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(9)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2000.

(d)(10)  Investment Sub-Advisory Agreement dated March 14, 2002 between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 29, 2002.

(d)(11)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(d)(12)  Investment Sub-Advisory Agreement dated January 24, 2003 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(13)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(14)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(15)  Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(d)(16)  Investment Sub-Advisory Agreement dated August 28, 2003 between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(17)  Amended Schedules A and B dated January 4, 2011 to the Investment Sub-Advisory Agreement between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and International Equity Funds are filed herewith.

(d)(18)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(19)  Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity and U.S. Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(d)(20)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(21)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(22)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(23)  Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Large Cap and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(24)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(25)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the World Equity Ex-US Fund are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(26)  Investment Sub-Advisory Agreement dated November 5, 2003 between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(27)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(28)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(29)  Investment Sub-Advisory Agreement dated September 30, 2003 between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(30)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(31)  Investment Sub-Advisory Agreement dated November 7, 2003 between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(32)  Investment Sub-Advisory Agreement dated March 31, 2004 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(33)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(34)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(35)  Amended Schedules A and B dated July 8, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity, Large Cap, International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(36)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(37)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(38)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(39)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(40)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(41)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(42)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(43)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(44)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(45)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(46)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(47)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(48)  Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(49)  Amended Schedules A and B dated April 10, 2009 to the Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond and Core Fixed Income Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(50)  Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(51)  Schedule B dated March 27, 2009 to the Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(52)  Investment Sub-Advisory Agreement dated October 11, 2005 between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(53)  Investment Sub-Advisory Agreement dated April 1, 2006 between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(54)  Investment Sub-Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(55)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(56)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(57)  Investment Sub-Advisory Agreement dated May 10, 2007 between SIMC and PanAgora Asset Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(58)  Amended Schedules A and B dated June 30, 2010 to the Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management Inc. dated August 31, 2007 with respect to the Emerging Markets Equity Fund are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(59)  Amended Schedules A and B dated December 21, 2010 to the Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity, Enhanced LIBOR Opportunities, Real Return and Ultra Short Duration Bond Funds are filed herewith.

(d)(60)  Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(d)(61)  Amended Schedules A and B dated May 21, 2009 to the Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management, LLC with respect to the High Yield Bond and Enhanced LIBOR Opportunities Funds are herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(62)  Investment Sub-Advisory Agreement dated July 13, 2007 between SIMC and Janus Capital Management LLC, with respect to the Small Cap and Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(d)(63)  Investment Sub-Advisory Agreement dated October 10, 2007 between SIMC and ING Investment Management Advisors, B.V. with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(110) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 20, 2007.

(d)(64)  Investment Sub-Advisory Agreement dated October 31, 2007 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(65)  Investment Sub-Advisory Agreement dated January 16, 2008 between SIMC and Quantitative Management Associates LLC with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(111) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(66)  Investment Sub-Advisory Agreement dated June 27, 2008 between SIMC and Artisan Partners Limited Partnership with respect to the World Equity Ex-US and Emerging Markets Equity Funds is herein incorporated by reference to Exhibit (d)(112) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(67)  Investment Sub-Advisory Agreement dated June 26, 2008 between SIMC and Delaware Management Company with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(113) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(68)  Investment Sub-Advisory Agreement dated August 1, 2008 between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(d)(69)  Investment Sub-Advisory Agreement dated June 30, 2008 between SIMC and Allianz Global Investors Capital, LLC (f/k/a Oppenheimer Capital LLC) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(115) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(70)  Investment Sub-Advisory Agreement dated July 15, 2008 between SIMC and Wells Capital Management Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(71)  Amended Schedules A and B dated December 14, 2009 to the Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Management LLC with respect to the International Equity and Large Cap Funds are herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(72)  Investment Sub-Advisory Agreement dated March 26, 2009 between SIMC and Guggenheim Investment Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(73)  Investment Sub-Advisory Agreement dated March 31, 2009 between SIMC and Brigade Capital Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(74)  Investment Sub-Advisory Agreement dated April 2, 2009 between SIMC and Acadian Asset Management LLC with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(75)  Investment Sub-Advisory Agreement dated July 8, 2009 between SIMC and AQR Capital Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(88) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(76)  Investment Sub-Advisory Agreement dated July 24, 2009 between SIMC and Jennison Associates LLC with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(89) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(77)  Investment Sub-Advisory Agreement dated July 21, 2009 between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(78)  Investment Sub-Advisory Agreement dated December 14, 2009 between SIMC and Credit Suisse Asset Management, LLC with respect to the Dynamic Asset Allocation Fund is herein incorporated by reference to Exhibit (d)(91) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 18, 2009.

(d)(79)  Investment Sub-Advisory Agreement dated December 17, 2009 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Dynamic Asset Allocation Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 18, 2009.

(d)(80)  Amended Schedules A and B dated March 29, 2010 to the Investment Sub-Advisory Agreement dated April 2, 2009 between SIMC and Acadian Asset Management LLC with respect to the International Equity, World Equity Ex-US, and Screen World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(91) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(81)  Investment Sub-Advisory Agreement dated January 4, 2010 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(92) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(82)  Investment Sub-Advisory Agreement dated January 4, 2010 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust with respect to the Large Cap and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(93) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(83)  Investment Sub-Advisory Agreement dated March 29, 2010 between SIMC and Income Research & Management with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(94) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(84)  Investment Sub-Advisory Agreement dated March 29, 2010 between SIMC and Lazard Asset Management LLC with respect to the Emerging Markets Equity and Large Cap Disciplined Equity Funds is herein incorporated by reference to Exhibit (d)(95) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(85)  Investment Sub-Advisory Agreement dated February 23, 2010 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration Bond and Core Fixed Income Funds is herein incorporated by reference to Exhibit (d)(96) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(86)  Investment Sub-Advisory Agreement dated December 22, 2009 between SIMC and NFJ Investment Group, LLC with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(97) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(87)  Amended Schedules A and B dated December 17, 2010 to the Investment Sub-Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap and Small/Mid Cap Equity Funds are filed herewith.

(d)(88)  Investment Sub-Advisory Agreement dated March 25, 2010 between SIMC and Schroder Investment Management North America Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(100) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(89)  Investment Sub-Advisory Agreement dated December 21, 2009 between SIMC and Thornburg Investment Management, Inc. with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(101) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(90)  Amended Schedules A & B dated June 30, 2010 to the Investment Sub-Advisory Agreement dated December 21, 2009 between SIMC and Thornburg Investment Management, Inc. with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(102) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(91)  Investment Sub-Advisory Agreement dated June 24, 2010 between SIMC and GE Asset Management Incorporated with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(103) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(92)  Form of Novation of Sub-Advisory Agreement, dated June 23, 2010 between SIMC, Oppenheimer Capital LLC and Allianz Global Investors Capital LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(93)  Investment Sub-Advisory Agreement dated September 27, 2010 between SIMC and Brown Investment Advisory Incorporated with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(94)  Investment Sub-Advisory Agreement dated September 28, 2010 between SIMC and Causeway Capital Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(95)  Investment Sub-Advisory Agreement dated September 28, 2010 between SIMC and Century Capital Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(96)  Investment Sub-Advisory Agreement dated September 28, 2010 between SIMC and JO Hambro Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(97)  Investment Sub-Advisory Agreement dated September 28, 2010 between SIMC and Tradewinds Global Investors, LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(98)  Amended Schedules A and B, dated December 16, 2010, to the Investment Sub-Advisory Agreement, dated June 30, 2008, between SIMC and Allianz Global Investors Capital LLC with respect to the Small Cap and Small/Mid Cap Equity Funds are filed herewith.

(d)(99)  Amended Schedule B, dated January 10, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds is filed herewith.

(d)(100)  Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility Fund is filed herewith.

(d)(101)  Investment Sub-Advisory Agreement, dated December 10, 2010, between SIMC and WestEnd Advisors LLC with respect to the Large cap and Large Cap Diversified Alpha Funds is filed herewith.

(d)(102)  Investment Sub-Advisory Agreement, dated December 13, 2010, between SIMC and William Blair & Company, LLC with respect to the Small Cap and Small/Mid Cap Equity Funds is filed herewith.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(e)(2)  Amended Schedule A, dated December 9, 2009, to the Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 18, 2009.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(g)(3)  Amendment, dated December 16, 2010, to Mutual Fund Custody Agreement, dated September 17, 2004, between the Trust and U.S. Bank National Association is filed herewith.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(h)(2)  Amended Schedule D, dated December 9, 2009, to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 18, 2009.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated October 1, 2010, is filed herewith.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(5)  The Code of Ethics for Artisan Partners Limited Partnership, dated August 3, 2009, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(6)  The Code of Ethics for The Bank of New York Mellon Corporation, the parent company of The Boston Company Asset Management LLC, dated July 2007, is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(7)  The Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(8)  The Code of Ethics for Lee Munder Capital Group, LLC, dated July 21, 2009, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(9)  The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(p)(10)  The Code of Ethics for McKinley Capital Management, LLC, dated January 1, 2009, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(11)  The Code of Ethics for Metropolitan West Asset Management LLC, August 1, 2009, is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(12)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(13)  The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(14)  The Code of Ethics for Wells Capital Management, Inc., dated April 1, 2010, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(15)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(16)  The Code of Ethics for ARONSON+JOHNSON+ORTIZ, LP, dated January 2, 2008, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(17)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management, LLC, dated August 3, 2010, is filed herewith.

(p)(18)  The Code of Ethics for Analytic Investors, LLC is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(p)(19)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(p)(20)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated September 2, 2008, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(21)  The Code of Ethics for Integrity Asset Management, LLC, dated June 1, 2009, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(22)  The Code of Ethics for Acadian Asset Management LLC, dated January 2010, is filed herewith.

(p)(23)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(24)  The Code of Ethics for Ashmore Investment Management Limited, dated March 10, 2009, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(25)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated September 20, 2010, is filed herewith.

(p)(26)  The Code of Ethics for SSgA Funds Management, Inc., dated May 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(27)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(28)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(29)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(30)  The Code of Ethics for PanAgora Asset Management, Inc., dated September 30, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257, filed with the SEC on December 23, 2008.

(p)(31)  The Code of Ethics for ING Investment Management Advisors, B.V., dated July 1, 2010, is filed herewith.

(p)(32)  The Code of Ethics for Legg Mason Capital Management, Inc., dated February 8, 2007, is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(33)  The Code of Ethics for Allianz Global Investors of America L.P., the parent company of Oppenheimer Capital LLC, dated February 2, 2009, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(34)  The Code of Ethics for Neuberger Berman Management LLC, dated March 2010, is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(35)  The Code of Ethics for Brigade Capital Management, LLC is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(36)  The Code of Ethics for Guggenheim Investment Management, LLC, dated March 2009, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(37)  The Code of Ethics for AQR Capital Management, LLC is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(38)  The Code of Ethics for Jennison Associates LLC, dated December 31, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(39)  The Code of Ethics for Credit Suisse Asset Management, LLC, dated May 12, 2009, is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 18, 2009.

(p)(40)  The Code of Ethics for Income Research & Management is herein incorporated by reference to Exhibit (p)(47) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(p)(41)  The Code of Ethics for Lazard Asset Management LLC is herein incorporated by reference to Exhibit (p)(48) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(p)(42)  The Code of Ethics for NFJ Investment Group, LLC, dated October 1, 2009, is herein incorporated by reference to Exhibit (p)(49) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(p)(43)  The Code of Ethics for Schroder Investment Management North America Inc., dated July 15, 2010, is filed herewith.

(p)(44)  The Code of Ethics for GE Asset Management Incorporated, dated September 22, 2008, is herein incorporated by reference to Exhibit (p)(51) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(p)(45)  The Code of Ethics for Brown Investment Advisory Incorporated, dated May 2010, is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(46)  The Code of Ethics for Causeway Capital Management LLC, dated August 10, 2010, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(47)  The Code of Ethics for Century Capital Management, LLC, dated January 1, 2010, is herein incorporated by reference to Exhibit (p)(48) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(48)  The Code of Ethics for JO Hambro Capital Management Limited, dated August 2010, is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(49)  The Code of Ethics for Tradewinds Global Investors, LLC, dated May 29, 2008, is herein incorporated by reference to Exhibit (p)(50) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(50)  The Code of Ethics for Thornburg Investment Management, Inc. dated June 2010, is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(51)  The Code of Ethics for WestEnd Advisors LLC, dated November 2010, is filed herewith.

(p)(52)  The Code of Ethics for William Blair & Company, LLC, dated February 18, 2010, is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., Rosemarie B. Greco, Nina Lesavoy, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

Item 29.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary Bergstrom Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	Director, asset management

John Chisholm Executive Vice President, CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	Director, asset management

Churchill Franklin Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	Director, asset management Director, asset management Director, asset management

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Frashure Chief Executive Officer, President, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	Director, asset management Director, asset management

Mark Minichiello Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	Director, asset management

Raymond Mui Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	Director, asset management

Ross Dowd Senior Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Cayman Limited G.P.	Director, asset management Director, asset management

Linda Gibson Member of Board of Managers	Director, Executive Vice
President, Secretary and Chief
Operating Officer—Old
Mutual (US) Holdings Inc.
(a holding company);
Larch Lane Advisors, LLC (an
investment adviser);
2100 Xenon Group LLC (an
investment adviser);
Acadian Asset Management
LLC (an investment adviser);
Old Mutual Asset Management
Trust Company (a trust
company)
300 North Capital, LLC
(f/k/a Provident Investment
Counsel, Inc.) (an investment
advisor);
Barrow, Hanley, Mewhinney &
Strauss, LLC (an investment
advisor);
Dwight Asset Management
Company LLC (and
investment advisor);
Investment Counselors of
Maryland, LLC
	(an investment advisor);	Affiliated Directorships

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Linclude Management Limited
(an investment advisor);
Old Mutual Asset Management
International, Ltd.
(an investment advisor);
Old Mutual Asset Managers
(UK) Ltd.
(an investment advisor);
Copper Rock Capital Partners,
LLC (an investment advisor);
Old Mutual Capital, Inc.
(an investment advisor);
Ashfield Capital Partners, LLC (an investment advisor);
Old Mutual Managers Limited (a fund manager)

Thomas Turpin Member of Board of Managers	Director, President and
Chief Operating Officer—Old
Mutual (US) Holdings Inc. (a
holding company);
Old Mutual Capital, Inc. (an
investment adviser);
Acadian Asset Management
LLC (an investment adviser);
Larch Lane Advisors, LLC (an
investment adviser);
300 North Capital, LLC
(f/k/a Provident Investment
Counsel, Inc.) (an investment
adviser);
Ashfield Capital Partners, LLC.
(an investment adviser);
Old Mutual Funds II (a
registered investment
company);
Old Mutual Insurance Series
Fund (a registered investment
company);
Old Mutual Asset Managers
(UK) Ltd. (an investment
adviser);
Analytic Investors, LLC (an
investment adviser);
Copper Rock Capital Partners,
LLC (an investment adviser);
2100 Xenon Group LLC (an
investment adviser);
Rogge Global Partners plc (an
	investment adviser);	Affiliated Directorships

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
LML Holdings, Inc. (a holding
company for Lincluden
affiliated financial services
firms)
Old Mutual (HFL) Inc.
(a holding company);
Barrow, Hanley, Mewhinney &
Strauss, LLC
(an investment advisor);
Dwight Asset Management
Company LLC (an investment
advisor);
Thompson, Siegel & Walmsley
LLC (an investment advisor);
Old Mutual Fund Managers
Limited (a fund manager)

Stephen Clarke Member of Board of Managers	Senior Vice President,
Relationship Manager—Old
Mutual (US) Holdings Inc. (a
holding company);
Acadian Asset Management
LLC (an investment adviser);
Lincluden Management Limited
(an investment adviser)
300 North Capital, LLC
(an investment advisor);
Larch Lane Advisors LLC
	(an investment advisor)	Affiliated Directorships

James Mikolaichik Member of Board of Managers	Executive Vice President, Head
of Strategy, Product and
Corporate Development—Old
Mutual (US) Holdings Inc. (a
holding company);
Acadian Asset Management
LLC (an investment adviser);
2100 Xenon Group LLC (an
investment adviser)
Old Mutual Capital, Inc.
	(an investment advisor)	Affiliated Directorships

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew Appelstein Member of Board of Managers	Executive Vice President, Head
of Sales and Marketing—Old Mutual (US) Holdings Inc.
(a holding company);
Acadian Asset Management
LLC (an investment adviser);
Old Mutual Investment Partners;
Old Mutual Global Funds, plc;
Old Mutual Absolute Return
Funds;
Old Mutual Emerging Managers
Funds;
TS&W/Claymore Tax-Advantaged Balanced
Fund;
	Old Mutual Capital Inc.	Affiliated Directorships

Allianz Global Investors Capital LLC

Allianz Global Investors Capital, LLC ("AGI Capital") is a sub-adviser for the Small Cap and Small/Mid Cap Equity Funds. The principal business address of AGI Capital is 600 West Broadway, San Diego, CA 92101. It has an additional office at 1345 Avenue of the Americas, New York, New York 10105. AGI Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barbara Clausen, Managing Director Member of Management Board	NFJ Investment Group	Chief Operating Officer

Charles Field Chief Legal Officer	Oppenheimer Capital LLC Nicholas-Applegate Capital Management LLC NFJ Investment Group Allianz Global Investors Solutions LLC	Managing Director, Chief Legal Officer Managing Director, General Counsel Chief Legal Officer Chief Legal Officer

Benno J. Fischer, Managing Director, Member of the Management Board	NFJ Investment Group	Managing Director, Portfolio Manager

Geoffery G. Mullen, Managing Director, Member of the Management Board	Oppenheimer Capital	Managing Director, Member of the Management Board

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael Puntoriero Chief Financial Officer	MetroPark USA, Inc.
Allianz Global Investors
Advertising Agency Inc.
Allianz Global Investors of
America LLC
Allianz Global Investors of
America L.P.
Allianz Global Investors of
America Holdings Inc.
Allianz Global Investors
Distributors LLC
Allianz Global Investors Fund
Management LLC
Allianz Global Investors Managed
Accounts LLC
Allianz Global Investors NY
Holdings LLC
Allianz Global Investors Solutions
LLC
Allianz Global Investors
Capital LLC
Allianz Global Investors U.S.
Holding LLC
Allianz Global Investors U.S.
Holding II LLC
Allianz Global Investors U.S.
Retail LLC
Allianz Hedge Fund Partners
Holding LP
NFJ Investment Group LLC
Nicholas-Applegate Capital
Management LLC
Nicholas-Applegate Holdings
LLC
Oppenheimer Capital LLC
Oppenheimer Group, Inc.
Pacific Investment Management
Company LLC
PFP Holdings, Inc.
PIMCO Asia Pty. Ltd.
PIMCO Australia Pty Ltd.
PIMCO Canada Holding LLC
PIMCO Canada Corp.
PIMCO Europe Limited
PIMCO Global Advisors LLC	Director
Chief Financial Officer
Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director
Chief Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	PIMCO Global Advisors (Resources) Limited PIMCO Japan Ltd. StocksPLUS Management, Inc.	Director and Chief Financial Officer Chief Financial Officer Chief Financial Officer

Marna Whittington, Ph.D., Managing Director, Chief Executive Officer	Allianz Global Investors Nicholas-Applegate Capital Management Oppenheimer Capital Strategic Partners LLC Rohm Haas Federated Department Stores Middlebury College Salk Institute for Biological Studies	Chief Operating Officer Managing Director, Chief Executive Officer Member of Management Board Director Director Director Trustee Board Member

Deborah Wussow-Hammalian Senior Vice President, Chief Compliance Officer	Oppenheimer Capital LLC Nicholas-Applegate Capital Management LLC Allianz Global Investors Solutions LLC	Chief Compliance Officer Senior Vice President and Chief Compliance Officer Chief Compliance Officer

Horacio Valeiras Managing Director and Chief Investment Officer	Oppenheimer Capital LLC Nicholas-Applegate Capital Management LLC Opdenmeyer-Alcus Cypress Company San Diego Foundation The Bishops School	Chief Investment Officer and Member of the Management Board Managing Director and Chief Investment Officer President of the Board Investment Committee Member Trustee

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity and U.S. Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors Bonneville Holding Corporation Deseret Trust Company Deseret Trust Company of California	President Director Director Director

Thomas Turpin Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Harindra de Silva Director and President	Analytic US Market Neutral, Ltd. Analytic US Market Offshore Master, Ltd. Analytic Market Neutral V-6, Ltd.	Director Director Director

Marie Nastasi Arlt Director and Chief Operating Officer	Analytic US Market Neutral, Ltd. Analytic US Market Offshore Master, Ltd. Analytic Market Neutral V-6, Ltd.	Director Director Director

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AQR has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Ares Management LLC

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's Enhanced LIBOR Opportunities and High Yield Bond Funds. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gregory Margolies Senior Partner and Head of the Capital Markets Group	Merrill Lynch	Managing Director and Global Head of Leveraged Finance and Capital Commitments

ARONSON+JOHNSON+ORTIZ, LP

ARONSON+JOHNSON+ORTIZ, LP ("AJO") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal Portfolio Manager	—	—

Kevin M. Johnson Principal Portfolio Manager	—	—

Martha E. Ortiz Principal Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stefani Cranston Principal Portfolio Manager	—	—

Joseph F. Dietrick Principal Chief Compliance Officer	—	—

Douglas D. Dixon Principal Trader	—	—

Paul Dodge Principal Operations	—	—

Daniel J. DiSanto Principal; Operations & Accounting	—	—

Shafiq K. Ebrahim Principal; Research Analyst	State Street Associates	Vice President, Investor Behavior Research (2004- 2009)

Gina Marie N. Moore Principal Portfolio Manager	—	—

Gregory J. Rogers Principal Trader	—	—

R. Brian Wenzinger Principal Portfolio Manager	—	—

Christopher J.W. Whitehead Principal Portfolio Manager	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap, World Equity Ex-US and Emerging Markets Equity Funds. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Eric R. Colson Managing Director; Chief Executive Officer	Artisan Investments GP LLC	President and Chief Executive Officer

Charles J. Daley Jr. Managing Director	Artisan Investments GP LLC	Chief Financial Officer and Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Karen L. Guy Managing Director; Chief Operating Officer	Artisan Investments GP LLC	Vice President

Sarah A. Johnson Managing Director	Artisan Investments GP LLC	Vice President

Janet D. Olsen Managing Director	Artisan Investments GP LLC	Vice President and Secretary

Gregory K. Ramirez Managing Director	Artisan Investments GP LLC	Vice President

Lawrence A. Totsky Managing Director	Artisan Investments GP LLC	Senior Vice President

Andrew A. Ziegler Managing Director	Artisan Investments GP LLC	Executive Chairman

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 61 Aldwych, London, United Kingdom WC2B 4AE. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Langhorn Coombs Director	Ashmore Group plc
Ashmore Investments (UK) Ltd
Ashmore Asset Management
Limited (Non-trading)
EMTA (formerly "Emerging
Markets Traders Association"
(US registered))
The Ashmore Group plc Limited
Pension Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Mark Coombs
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Julian Green
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Christopher Raeder
	The Ashmore Group Ltd	Director (Chief Executive) Director (Chief Executive) Director Director (Co-chair) Trustee (Ceased) Trustee Trustee Trustee Trustee Trustee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Graeme Dell Director	Ashmore Group plc
Ashmore Investments (UK)
Limited
Ashmore Global Opportunities
Limited
Ashmore Investment Management
(Singapore) Pte. Ltd
(Singapore registered)
Ashmore Private Equity Turkey
Management Limited
(Guernsey registered)
AA Development Capital
Investment Managers LLC
(Mauritius registered)
AA Indian Development Capital
Advisors (Private) Limited
(India registered)
AA Development Capital
India (GP) Limited
(Guernsey Limited)
Ashmore Investments (Brasil)
Limited (Guernsey registered)
Ashmore Management Company
Brasil Limited (Guernsey
registered)
Ashmore Investments
(Turkey) N.V. (registered in
The Netherlands)
Ashmore Portfoy Yonetimi
Anonim Sirketi (Turkey
registered)
Ashmore Investments (India)
Limited (Mauritius registered)
Ashmore Investment Advisors
(India) Private Limited (India
registered)
Ashmore Investments
Intermediate (India) Limited
(Mauritius registered)
Global Special Emlak ve
Yatrim A.S (Turkey registered)
Aldwych Administration Services
Ltd (formerly Ashmore
Corporate Finance Ltd)
	Ashmore (FOF) Limited (US registered)	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
AA Development Capital India
PIPE 1 LLC (Mauritius
registered)
Ashmore Investments
(Colombia) SL (Spain registered)
AA Development Capital India
Fund 1 LLC (Mauritius
registered)
Ashmore Investment
Management (US) Corporation
(formerly Ashmore (FOF)
Corporation) (US registered)
Ashmore Management Company
Columbia SAS (Colombia
registered)
Ashmore Asset Management
Limited
Ashmore PTC India Energy
Infrastructure Advisers Private
Limited (India registered)
Ashmore Investments
(India Opportunities) Limited
(Mauritius registered)
Everbright Ashmore
(Hong Kong) Limited
(Hong Kong registered)
Ashmore Japan KK
(Japan registered)
VTB-Ashmore Capital Holdings
Limited (Guernsey registered)
VTBC-Ashmore Partnership
Management Limited
	(Guernsey registered)	Director Director Director Director Director Director Director Director Director Director Director Director

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, Massachusetts 02108. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Corey Griffin	The Boston Company Asset Management, LLC	Manager

David Cameron	The Boston Company Asset Management, LLC	Chairman, President, CEO and Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Phillip N. Maisano	The Boston Company Asset
Management, LLC
The Dreyfus Corporation
Mellon Capital Management
Corp.
Newton Management Limited
Standish Mellon Asset
Management Company LLC
EACM Advisors LLC
Alternative Holdings I, LLC
Alternative Holdings II, LLC
BNY Alcentra Group Holdings,
Inc.
BNY Mellon, National
Association
Mellon Global Alternative
Investments Limited
Mellon Holdings LLC
Pareto Investment Management
Limited
Urdang Capital Management, Inc.
Urdang Securities Management,
Inc.
	Ivy Asset Management LLC	Manager CIO, Vice Chair and Director Director Director Manager Manager President President Director Senior Vice President Director Signing Officer Director Director Director Director and Manager

Cyrus Taraporevala	Urdang Capital Management, Inc. The Boston Company Asset Management, LLC BNY Mellon, National Association The Bank of New York Mellon The Dreyfus Corporation Urdang Securities Management, Inc.	Director Manager Executive Vice President Executive Vice President Director Director

Edward Ladd	The Boston Asset Management, LLC Standish Mellon Asset Management Company LLC BNY Alcentra Group Holdings, Inc. Pareto Investment Management Limited	Manager Manager Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott E. Wennerholm	EACM Advisors, LLC
Mellon Capital Management
Corporation
Newton Management Limited
Standish Mellon Asset
Management Company LLC
The Boston Company Asset
Management, LLC
MAM (MA) Holdings Trust
Alternative Holdings I, LLC
Alternative Holdings II, LLC
BNY Alcentra Group Holdings,
Inc.
BNY Mellon, National
Association
Fixed Income and Cash AM
Service Company LLC
Ivy Asset Management LLC
Mellon International Holdings
S.a.r.l
Pareto Investment Management
Limited
The Dreyfus Corporation
Urdang Capital Management, Inc.
Urdang Securities Management,
Inc.
The Bank of New York Mellon
	USPLP, Inc.	Manager Director Director Manager Manager Trustee Manager Manager Director Executive Vice President Manager Manager Manager Director Director Director Director Executive Vice President Director and President

Brigade Capital Management, LLC

Brigade Capital Management, LLC ("Brigade") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, NewYork 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Don Morgan Managing Member	NII Holdings, Inc.	Director (former)—resigned Q2 2008

Neal Goldman Senior Analyst	Catalyst Paper NII Holdings, Inc.	Director (former)—resigned 2009 Director (former)—resigned Q2 2008

Carney Hawks Senior Analyst	Jacuzzi Worldwide Aventine Renewable Energy	Director Director

Brown Investment Advisory Incorporated

Brown Investment Advisory Incorporated ("Brown Advisory") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Brown Advisory is 901 South Bond Street, Suite 400, Baltimore, MD 21231. Brown Advisory is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael D. Hankin, President & Director	Brown Advisory Holdings
Incorporated
Baltimore Waterfront Mgmt
Authority
Gilman School
Greenspring Valley Hounds
Johns Hopkins Medicine
Johns Hopkins University Carey
School of Business
Land Preservation Trust
Lyme Disease Research Foundation
	Tate Engineering Systems, Inc	Chief Executive Officer Chairman Trustee Director Trustee Chairman, Corporate Advisory Board President Trustee Director

David M. Churchill, Treasurer	Brown Advisory Holdings Incorporated First Fruits Farm	Chief Financial Officer Director

Richard M. Bernstein, Director	Brown Advisory Holdings Incorporated First Fruits Farm Westminster Rescue Mission	Partner, Portfolio Manager Director Director

Paul J. Chew, Director	Brown Advisory Holdings Incorporated St. Agnes Hospital	Partner, Head of Investments Director

Brett D. Rogers, Chief Compliance Officer	Brown Advisory Holdings
Incorporated
Deutsche Asset Management
The Central Europe and Russia
Fund, Inc., the New Germany
Fund, Inc. and the European
Equity Fund, Inc.
Kasina Youth Foundation
University of MD Law School
	Alumni Foundation	Chief Compliance Officer Director Chief Compliance Officer Director Director

Geoff R.B. Carey, Director	Baltimore CFA Foundation Baltimore School for the Arts Bryn Mawr School for Girls Calvert School Family and Children's Services	Director Treasurer Director Director Finance Committee Assistant Treasurer

Causeway Capital Management LLC

Causeway Capital Management LLC ("Causeway") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Causeway is 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025. Causeway is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert L. Burch, independent member of Causeway's Board of Managers	A.W. Jones Company Hotchkis and Wiley Funds	General Partner Trustee

Century Capital Management, LLC

Century Capital Management, LLC ("Century") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Century is 100 Federal Street, Boston, MA 02110. Century is a registered investment adviser under the Advisers Act. During the last two fiscal years, no director, officer or partner of Century has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee, except as follows:

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Davis R. Fulkerson Managing Partner	CCP Capital III, Inc. CCP Capital IV, LLC iArchives, Inc. eReinsure.com, Inc. Forethought Financial Group, Inc.	Director Manager Member Director Director Director

Credit Suisse Asset Management, LLC

Credit Suisse Asset Management, LLC ("CSAM") is a sub-adviser for the Registrant's Dynamic Asset Allocation Fund. The principal business address of CSAM is 11 Madison Avenue, New York, New York 10010. CSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
George Hornig*	Unity Mutual Life Gordon Rich Memorial Foundation Brooklyn Academy of Music Cloud Blue, Inc. Gala I GP, Ltd Gala III GP, Ltd	Director; Advisory Board Member Director; Advisory Board Member Director; Advisory Board Member Director; Advisory Board Member Director; Advisory Board Member Director; Advisory Board Member

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gala I Parent
CSFB (UNW) Co-Investors
SPRL
CSFB AsiaNet Co-Investors,
Ltd.
Gala IV Parent Parent, Ltd.
Gala IV GP, Ltd.
CSFB (UNW) IEP SPRL
Gala III Parent, Ltd.
Forrester Research Inc.
US Health
Riverkeeper, Inc.	Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Director; Advisory Board
Member
Officer

*  The director/advisory board member/officer positions held by George R. Hornig in these other companies are not deemed to be that of a substantial nature but are disclosed here in the interests of full disclosure. It was also announced on Aug 16th, 2010, that George Hornig is leaving CSAM LLC to pursue other opportunities.

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and High Yield Bond Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments® Family of
Funds
Delaware Investments
Lincoln National Investment
Companies, Inc.
Kaydon Corp.
Investment Company Institute (ICI)
Cradle of Liberty Council, BSA
St. John Vianney Roman Catholic
	Church	Chairman, President and Chief Executive Officer Various executive capacities President Director Board of Governors Member Investment Committee Member Finance Committee Member

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds Delaware Investments	Executive Vice President, Head of Equity Investments Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. HYPPCO Finance Company Ltd.	Executive Vice President, Managing Director—Fixed Income Various executive capacities Executive Vice President, Managing Director, Chief Investment Officer—Fixed Income Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Municipal Bond Investments Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/Director of Municipal Research Various executive capacities

Stephen J. Busch Senior Vice President Investment Accounting	Delaware Investments Delaware Investments® Family of Funds	Various executive capacities Senior Vice President, Investment Accounting

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President— Investment Systems Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer—Emerging Markets Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stephen J. Czepiel Senior Vice President, Portfolio Manager, Senior Municipal Bond Trader	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Research Analyst Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Equity Trading Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Director of Quantitative Research Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments Various executive capacities

Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Senior Vice President/ Financial Services Officer

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Core Equity Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer Various executive capacities Senior Vice President, Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Large Cap Value Equity Various executive capacities

Philip O. Obazee Senior Vice President/ Derivatives Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Derivatives Manager Various executive capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds Delaware Investments Optimum Fund Trust Lincoln National Investment Companies, Inc.	Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel
Various executive capacities
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. Optimum Fund Trust	Senior Vice President, Chief Financial Officer Various executive capacities Senior Vice President, Controller, Treasurer Senior Vice President, Chief Financial Officer

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Focus Growth Equity Various executive capacities

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

GE Asset Management Incorporated

GE Asset Management Incorporated ("GEAMI") is a sub-adviser for the Large Cap Disciplined Equity Fund. The principal business address of GEAMI is 3001 Summer Street, Stamford, CT 06904. GEAMI is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James W. Ireland III, President, Chief Executive Officer and Director of GEAM	Norman Rockwell Museum Damon Runyon Cancer Research Foundation St. Lawrence University GE Savings & Security Funds and General Electric Pension Trust	Trustee Member of the Board of Directors Trustee and Vice Chair of the Campaign Steering Committee Trustee

Dan O. Colao, Executive Vice President and Chief Financial Officer of GEAM	GE Savings & Security Funds and General Electric Pension Trust GE Asset Management Limited	Trustee Director

Paul M. Colonna, President and Chief Investment Officer—Fixed Income Investments at GEAM	GE Savings & Security Funds and General Electric Pension Trust GE Asset Management Limited	Trustee Director

Michael J. Cosgrove, President and Chief Executive Officer—Mutual Funds and Intermediary Business of GEAM	GE Funds, GE Institutional Funds
and GE Investments Funds, Inc.
GE Savings & Security Funds,
General Relief and Loan Fund and
General Electric Pension Trust
Fordham University
GE Volunteers
GE Asset Management (Ireland)
GE Asset Management Funds Plc
GE Asset Management Canada
	Company	Chairman of the Board and President Trustee Trustee Trustee Director Director Director Director

Ralph R. Layman, President and Chief Investment Officer, Public Equity Investments of GEAM	GE Savings & Security Funds and General Electric Pension Trust GE Asset Management Limited	Trustee Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew J. Simpson, Executive Vice President, General Counsel and Secretary of GEAM	GE Funds, GE Institutional Funds, GE Savings & Security Funds and General Electric Pension Trust GE Investments Funds, Inc.	Trustee Director

Judith A Studer, Executive Vice President— Chief Market Strategist at GEAM	GE Savings & Security Funds and General Electric Pension Trust	Trustee

Donald W. Torey, President and Chief Investment Officer— Alternative Investments at GEAM	GE Savings & Security Funds and General Electric Pension Trust	Trustee

John J. Walker, Executive Vice President and Chief Operating Officer of GEAM	GE Savings & Security Funds and General Electric Pension Trust GE Asset Management Limited	Trustee Director

David Wiederecht, President and Chief Investment Officer— Investment Strategies of GEAM	GE Savings & Security Funds and General Electric Pension Trust Edmunds Holding Company The Rittenhouse Hotel and Condominium Ross-Simons, Inc.	Trustee Director Director Director

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Dynamic Asset Allocation Fund. The principal business address of GSAM is 200 West Street, New York, New York 10282. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S.Weinberg Managing Director	The Goldman Sachs Group, Inc.	Vice Chairman

Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Chairman, Chief Executive Officer and Director Managing Director

Guggenheim Investment Management, LLC

Guggenheim Investment Management, LLC ("GIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of GIM is 135 East 57th Street, 6th Floor, New York, New York 10022. GIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Todd Boehly Managing Partner	Guggenheim Corporate Funding,
LLC
Guggenheim Partners, LLC

Guggenheim Apsley Holdings
LLC
Guggenheim Investment
Management Holdings, LLC
Guggenheim Transparent Value,
LLC
Denver Holdings II, LLC
E5 Global Media (UK)
E5 Global Media Holdings, LLC
E5 Global Media, LLC
Eldridge Investors LLC
Finding a Cure for Epilepsy and
Seizures (f.a.c.e.s)
Five Guys New York
iQor Holdings Inc
The Landon School
Lionel Holdings LLC
Max Radio of Denver, LLC
MBB, Inc.
Minerva Holdings LLC
New Canaan Partners, LLC	Managing Partner; Affiliate of
GIM
Managing Partner and Office of
the Chief Executive; Affiliate
of GIM
Authorized Person
Director
Director
Class A Member
Director
Director
Director
Authorized Person
Board Member
Director
Director
Director
Director
Manager
President
Director
Director

William Hagner Chief Legal Officer	E5 Global Media (UK) E5 Global Media Holdings, LLC E5 Global Media, LLC MBB, Inc.	Director Director Director Secretary

Kenneth Nick Chief Compliance Officer	Guggenheim Partners, LLC	Managing Director/Senior Counsel; Affiliate of GIM

Stephen Sautel Chief Operating Officer	N/A	N/A

Income Research & Management

Income Research & Management ("IR&M") is a sub-adviser for the Long Duration Fund. The principal business address of IR&M is 100 Federal Street, 31st Floor, Boston, Massachusetts 02110. IR&M is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John A. Sommers, Chairman, President, Treasurer	Income Research & Management	Trustee

John A. Sommers Jr. (Jack), Executive Vice President, Clerk	Income Research & Management	Trustee

William A. O'Malley Vice President	—	—

Richard M. Kizik Vice President, Chief Compliance Officer	—	—

Jennifer A. Lindenmayer Vice President	—	—

Edmund F. Ingalls Vice President	—	—

Stephen F. Kern Vice President	—	—

Paul J. Clifford, Jr. Vice President	—	—

Brian J. Houle Vice President	—	—

Stephen H. Weiss Vice President	—	—

ING Investment Management Advisors, B.V.

ING Investment Management Advisors, B.V. ("IIMA") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address for IIMA is Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK. IIMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David Eckert Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Jonathan T. Atack Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jan G.S. Straatman Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Michael Van Elk Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Gorky Urquieta Portfolio Manager	ING Investment Management Co.	Portfolio Manager

Rob Drijkoningen Portfolio Manager	ING Investment Management Co.	Portfolio Manager

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified Alpha, Large Cap Disciplined Equity, and International Equity Funds. The principal business address of INTECH is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Integrity has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard M. Weil[1] Chief Executive Officer	INTECH Investment Management LLC Janus Capital Group Inc. Janus Distributors LLC Janus Management Holdings Corporation Janus Services LLC Perkins Investment Management LLC	Working Director Chief Executive Officer, Director Executive Vice President President, Director Executive Vice President Director

1  Position effective February 1, 2010. Prior to joining Janus, Mr. Weil spent 14 years with PIMCO where most recently he served as their global head of PIMCO Advisory, Chief Operations Officer of PIMCO, and as a member of the board of trustees of the PIMCO Funds.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robin C. Beery Executive Vice President Head of Intermediary, Distribution, Global Marketing and Product	INTECH Investment Management LLC Janus Capital Group Inc. Janus Distributors LLC The Janus Foundation Janus Services LLC Perkins Investment Management LLC	Working Director
Executive Vice President, Head of
Intermediary Distribution,
Global Marketing and Product
Executive Vice President, Head of
Intermediary Distribution, Global Marketing and Product
Director
Executive Vice President, Head of
Intermediary Distribution,
Global Marketing and Product
Director

Jonathan D. Coleman Executive Vice President Co-Chief Investment Officer	—	—

Gregory A. Frost Executive Vice President Chief Financial Officer and Treasurer	Capital Group Partners, Inc.
INTECH Investment Management
LLC
Janus Capital Asia Limited
Janus Capital Group Inc.
Janus Capital International
Limited
Janus Capital Singapore Pte.
Limited
Janus Distributors LLC
The Janus Foundation
Janus Holdings LLC
Janus International Holdings LLC
Janus Management Holdings
Corporation
Janus Services LLC
Perkins Investment Management
LLC	Executive Vice President, Chief Financial Officer, Director
Vice President, Working Director
Director
Executive Vice President, Chief
Financial Officer, Treasurer
Director
Director
Executive Vice President, Chief
Financial Officer
Director, Treasurer
Senior Vice President, Controller,
Director
Executive Vice President and
Controller, Director
Executive Vice President, Chief
Financial Officer, Treasurer,
Director
Executive Vice President, Chief
Financial Officer
Executive Vice President,
Assistant Treasurer, Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kelley Abbott Howes Executive Vice President Chief Administrative Officer	Capital Group Partners, Inc. INTECH Investment Management LLC Janus Capital Group Inc. Janus Distributors LLC Janus Management Holdings Corporation	Director
Vice President
Executive Vice President, General
Counsel, Chief Administrative
Officer, Secretary
Executive Vice President, Chief
Administrative Officer
Executive Vice President, General
Counsel, Chief Administrative
Officer, Secretary, Director

R. Gibson Smith Executive Vice President Co-Chief Investment Officer	Janus Distributors LLC Janus Services LLC Perkins Investment Management LLC	Executive Vice President Executive Vice President Director

Nigel John Austin Senior Vice President of International Funds Assistant General Counsel	Janus International Holding LLC INTECH Investment Management LLC Perkins Investment Management LLC	Senior Vice President Vice President Vice President

Heidi W. Hardin Senior Vice President General Counsel Secretary	Capital Group Partners, Inc. Janus Distributors LLC Janus Services LLC Perkins Investment Management LLC	Secretary Senior Vice President, General Counsel, Secretary Senior Vice President, General Counsel, Secretary Vice President, Secretary

David R. Kowalski Senior Vice President of Compliance Chief Compliance Officer	INTECH Investment Management LLC Janus Distributors LLC Janus Services LLC Perkins Investment Management LLC	Vice President Senior Vice President, Chief Compliance Officer Senior Vice President, Chief Compliance Officer Vice President

Tiphani D. Krueger Senior Vice President of Human Resources	Janus Management Holdings Corporation Janus Services LLC	Senior Vice President of Human Resources Senior Vice President of Human Resources

James P. Goff Vice President and Director of Research	—	—

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a sub-adviser for the Registrant's Core Fixed Income and Long Duration Funds. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis M. Kass Chairman, Director and Chief Executive Officer	Quantitative Management Associates LLC ("QM") Prudential Investment Management, Inc. ("PIM")	Chairman and Manager Director, Senior Managing Director and Vice President

Mehdi A. Mahmud Vice Chairman, Director, Managing Director and Chief Operating Officer	—	—

Spiros Segalas Director, President and Chief Investment Officer	—	—

Kathleen A. McCarragher Director and Managing Director	Prudential Trust Company ("PTC")	Vice President

Mirry M. Hwang Secretary, Senior Vice President and Chief Legal Officer	PTC	Assistant Secretary

Joseph M. Carrabes Executive Vice President	PTC	Vice President

Kenneth Moore Executive Vice President, Treasurer and Chief Administrative Officer	QM PIM PTC	Manager and Vice President Vice President Director

Stuart S. Parker Executive Vice President	Prudential Investments LLC ("PI") QM	Executive Vice President Vice President

Leslie S. Rolison Executive Vice President	QM	Vice President

Ronald K. Andrews Director	PI QM Prudential Annuities Advisory Services, Inc.	Senior Vice President Manager Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Charles F. Lowrey Director	Prudential Investment Management Services LLC PIM Prudential Asset Management Holding Company LLC QM PIMW Pramerica (GP) Limited PIM Investments, Inc. PIM Foreign Investments, Inc. Pramerica (GP2) Limited	Chief Executive Officer and
President
President, Chairman, Chief
Executive Officer and Director
Chairman, Chief Executive
Officer, President and Manager
Manager
Chairman and Director
Director
Director and President
President
Director

Deborah Hope Wedgeworth Director	QM	Manager

JO Hambro Capital Management Limited

JO Hambro Capital Management Limited ("JOHCM") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of JOHCM is Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom. JOHCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Hambro Chairman	Kimberly Farms Limited
Wilton (St. James's) Limited
Wiltons Holdings Limited
JO Hambro Capital Management
Limited
Primary Health Properties PLC
Primary Health Investment
Properties Limited
Primary Health Investment
Properties (No. 3) Limited
Primary Health Investment
Properties (No. 2) Limited
Enterprise Capital Trust PLC
Henniker Mews Residents'
Association Limited
JO Hambro Capital Management
Group Limited
JO Hambro Capital Management
Unit Trust
Managers Limited
JO Hambro Capital Limited	Secretary
Company Director
Company Director
Company Director
Investment Management
Company Director
Company Director
Company Director
Investment Management
Company Director
Company Director
Director
Investment Management
Investment Management

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
JO Hambro Unit Trust Managers
Limited
Circle Property Management
Limited
Franco's Limited
Barratt & Cooke Limited
Hansteen Holdings PLC
Victory VCT PLC
CCH Advisers Limited
AHG (2006) Limited
Merchant Properties General
Partner Limited
Merchant Properties Nominees
Limited
PHIP (Hetherington Road)
Limited
PHIP (Hoddesdon) Limited
PHIP (Milton Keynes) Limited
PHIP (RHL) Limited
PHIP (Sheerness) Limited
PHIP (SSG Norwich) Limited
PHIP CH Limited
PHIP CHH Limited
SPCD (Northwich) Limited
SPCD (Shavington) Limited
Merchant Properties Two General
Partner Limited
Merchant Properties Two
Nominee 1 Limited
Merchant Properties Two
Nominee 2 Limited
I Henning & Co Limited
JOHCMG Share Trustee Limited
Anchor Meadow Limited
Ryder Court Properties Limited
PatientFirst (Burnley) Limited
PatientFirst (Hinckley) Limited
PatientFirst (RBS) Holdings
Limited
PatientFirst (Wingate) Limited
PatientFirst Partnerships Limited
PHIP (5) Limited
Primary Health Investment
Properties (No.4) Limited	Investment Management
Investment Management
Company Director
Investment Manager
Company Director
Director
Investment Management
Director
Investment Management
Investment Management
Director
Director
Investment Manager
Director
Director
Director
Director
Director
Investment Manager
Investment Management
Director
Investment Manager
Investment Management
Investment Banker
Company Director
Company Director
Company Director
Company Director
Company Director
Company Director
Company Director
Company Director
Company Director
Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	PHIP (6) Limited PHP Empire Holdings Limited PHP Healthcare Investments (Holdings) Limited PHP Healthcare Investments Limited	Company Director Investment Manager Investment Management Investment Management

Gavin Rochuseen Chief Executive	JO Hambro Capital Management Group Limited	Chartered Accountant

Christopher Mills Director	North Atlantic Value LLP
North Atlantic Smaller Companies
Investment Trust PLC
Consolidated Venture Finance
Limited
Growth Financial Services Limited
Second London American Trust
PLC
London Trust Productions Limited
JO Hambro Capital Management
Group Limited
Cross Border Limited
Cross-Border Publishing (London)
Limited
GEI Group Limited
Izodia PLC
Prime Focus London PLC
Baltimore Capital PLC
Forefront Group Limited
Hampton Investment Properties
Limited
Hampton Trust PLC
Mount Street Properties Limited
Hampton Land & Estates Limited
Catalyst Media Group PLC
Darby Group Limited
Bionostics Holdings Limited
Alternateport Limited
Satellite Information Services
(Holdings) Limited
Bionostics Limited
62 Pont Street (Freehold) Limited
Catalyst Media Holdings Limited
MJ Gleeson Group Public Limited
Company	LLP Member
Investment Manager
Investment Manager
Investment Manager
Investment Banker
Investment Banker
Investment Manager
Chief Investment Officer
Chief Investment Officer
Director
Investment Manager
Investment Adviser
Investment Manager
Director
Chief Investment Officer
Chief Investment Officer
Chief Investment Officer
Fund Manager
Director
Director
Chief Investment Officer
Investment Banker
Investment Banker
Director
Chief Investment Officer
Investment Banker
Company Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Orthoproducts Limited
Valiant Sports Holdings Limited
Essenden Public Limited Company
Nationwide Accident Repair
Services PLC
Nastor Investments Limited
Celsis International Limited
Alba Investment Properties
Limited
Alba Investment Properties
Holdings Limited
Alba Investment Properties
Intermediate Holdings Limited
W.G. Mitchell (Fifteen) Limited
W.G. Mitchell (George Street)
Limited
W.G. Mitchell (Seven) Limited
W.G. Mitchell Enterprises Limited
W.G. Mitchell (2005) Limited	Investment Manager
Director
Director
Investment Manager
Investment Manager
Financier
Investment Manager
Investment Manager
Investment Manager
Investment Manager
Investment Manager
Investment Manager
Investment Manager
Investment Manager

Graham Warner Director	JO Hambro Capital Management
Group Limited
JO Hambro Capital Management
Unit Trust Managers Limited
JO Hambro Capital Limited
JO Hambro Unit Trust Managers
Limited
North Atlantic Value GP III Limited
Norcliffe Investments Limited
GNE Group Limited
Middlesex Energy Limited
NAEFSL Limited
XFUL Limited
JOHCMG Share Trustee Limited
	Ryder Court Properties Limited	Chartered Accountant Chartered Accountant Chartered Accountant Chartered Accountant Director Director Director Chartered Accountant Director Director Director Finance Director

Suzy Neubert Director	JO Hambro Capital Management Group Limited JOHCMG Share Trustee Limited	Company Executive Company Executive

Tom Berger Director	Maussane Partners LLP JO Hambro Capital Management Group Limited	Designated Member Investment Management

J.P. Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's Core Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167. JPMIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

Joseph K. Azelby Head of Real Estate, Managing Director	—	—

Clive Brown Director, Managing Director, Head of International Business	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Martin R. Porter Global Head of Equities, Managing Director	—	—

George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President

John H. Hunt Director, Managing Director	—	—

Joseph J. Bertini Chief Compliance Officer, Managing Director	—	—

Richard T. Madsen CFO, Director, Managing Director	—	—

Paul A. Quinsee Director, Managing Director	—	—

Scott E. Richter Vice President, Secretary	—	—

Lawrence M. Unrein Head of Private Equity and Hedge Funds, Director, Managing Director	—	—

Lazard Asset Management LLC

Lazard Asset Management LLC ("Lazard") is a sub-adviser for the Registrant's Large Disciplined Equity and Emerging Markets Equity Funds. The principal business address of Lazard is 30 Rockefeller Plaza, New York, NY 10012. Lazard is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Lazard has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder Board Member	Rednum Family Investments, LP	Managing Partner

Kenneth Swan Chief Executive Officer Board Member	—	—

Jeffrey Davis Chief Investment Officer	Berklee School of Music	Member of the Presidential Advisory Council and Non- Trustee Member of the Investment Committee for the Endowment and Pension Fund

Joseph F. Tower III Chief Financial Offier, Chief Compliance Officer

R. Todd Vingers Portfolio Manager Board Member	—	—

Andrew L. Beja Portfolio Manager	—	—

Richard H. Adler Board Member	Convergent Capital Management (CCM) AMBS Investment Counsel, LLC CCM Advisors, LLC Clifford Swan Investment Counsel Convergent Wealth Advisors Mid-Continent Capital SKBA Capital Management	President & Chief Executive Officer, Board Member Board Member Board Member Board Member Board Member Board Member Board Member

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jon C. Hunt Board Member	Convergent Capital Management (CCM) AMBS Investment Counsel, LLC CCM Advisors, LLC Clifford Swan Investment Counsel Convergent Wealth Advisors Mid-Continent Capital SKBA Capital Management	Managing Director & Chief Operating Officer, Board Member Board Member Board Member Board Member Board Member Board Member Board Member

William J. Freeman Board Member	City National Bank Convergent Capital Management Convergent Wealth Advisors City National Asset Management, Inc. City National Securities, Inc. Reed Conner Birdwell LLC	Sr. Vice President and Director of Corporate Development for the Wealth Management Affiliates Board Member Board Member Board Member Board Member Board Member

Legg Mason Capital Management, Inc.

Legg Mason Capital Management, Inc. ("LMCM") is a sub-adviser for the Registrant's Large Cap, and Large Cap Diversified Alpha Funds. The principal business address of LMCM is 100 International Drive, Baltimore, Maryland 21202. LMCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bill Miller, CFA Chairman and Chief Investment Officer	LMM, LLC	Managing Member

Jennifer Murphy, CFA Chief Executive Officer and President	LMM, LLC	Chief Operations Officer

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LA Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's U.S. Managed Volatility Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

McKinley Capital Management, LLC

McKinley Capital Management, LLC ("McKinley Capital") is a sub-adviser for the Registrant's World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of McKinley Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a sub-adviser for the Registrant's Long Duration and Core Fixed Income Funds. The principal business address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Tad Rivelle Chief Investment Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Investment Officer, Managing Director Executive Vice President

Laird Landmann President, Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	President, Portfolio Manager, Managing Director Trustee

David Lippman Chief Executive Officer, Group Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC The TCW Group, Inc.	Chief Executive Officer, Managing Director Principal Executive Officer Chief Executive Officer Board Member

Stephen Kane Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Portfolio Manager, Managing Director Executive Vice President

Mitchell A. Flack Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Bryan T. Whalen Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
A. Christopher Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC The TCW Group, Inc.	Director of Marketing, Managing Director Director of Marketing Managing Director

Patrick A. Moore Director of Client Services, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Client Services Director of Client Services

Joseph D. Hattesohl Chief Financial Officer Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Financial Officer Treasurer, Chief Financial Officer President

Vincent Bencivenga Chief Compliance Officer	MWAM Distributors, LLC Metropolitan West Funds West Gate Advisors, LLC	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

Cal Rivelle Chief Operating Officer	West Gate Advisors, LLC	Chief Operating Officer

George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Neuberger Berman Management LLC

Neuberger Berman Management LLC ("NBML") is a sub-adviser for the Registrant's International Equity, Emerging Markets Equity and Large Cap Funds. The principal business address of NBML is 605 Third Avenue, New York, New York 10158. NBML is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Conti Senior Vice President	Neuberger Berman, LLC
Lehman Brothers Income Funds
Neuberger Berman Equity Funds
Neuberger Berman Advisers
Management Trust
Neuberger Berman Intermediate
Municipal Fund Inc.
Neuberger Berman New York
Intermediate Municipal Fund Inc.
Neuberger Berman California
Intermediate Municipal Fund Inc.
Neuberger Berman Income
Opportunity Fund Inc.
Neuberger Berman Real Estate
	Securities Income Fund Inc.	Managing Director President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO

Joseph Amato Director	Neuberger Berman, LLC	Chief Executive Officer

NFJ Investment Group, LLC

NFJ Investment Group, LLC ("NFJ") is a sub-adviser for the Registrant's World Equity Ex-US Equity Fund. The principal business address of NFJ is 2100 Ross Avenue, Dallas, TX 75201. NFJ is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barbara Clausen, Managing Director Chief Operating Officer	Allianz Global Investors Capital LLC	Managing Director, Member of Management Board

Charles Field Chief Legal Officer	Oppenheimer Capital LLC Nicholas-Applegate Capital Management LLC Allianz Global Investors Capital LLC Allianz Global Investors Solutions LLC	Managing Director, Chief Legal Officer Managing Director, General Counsel Chief Legal Officer Chief Legal Officer

Benno J. Fischer, Managing Director, Portfolio Manager	Allianz Global Investors Capital LLC	Managing Director, Member of the Management Board

Michael Puntoriero Chief Financial Officer	MetroPark USA, Inc.
Allianz Global Investors
Advertising Agency Inc.
Allianz Global Investors of
America LLC
Allianz Global Investors of
America L.P.
Allianz Global Investors of
America Holdings Inc.
Allianz Global Investors
Distributors LLC
Allianz Global Investors Fund
Management LLC
Allianz Global Investors Managed
Accounts LLC
Allianz Global Investors NY
Holdings LLC
Allianz Global Investors Solutions
LLC
Allianz Global Investors Capital
LLC
Allianz Global Investors U.S.
Holding LLC
Allianz Global Investors U.S.
Holding II LLC
Allianz Global Investors U.S.
Retail LLC	Director
Chief Financial Officer
Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director
Chief Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Allianz Hedge Fund Partners
Holding LP
Allianz Global Investors Capital
LLC
Nicholas-Applegate Capital
Management LLC
Nicholas-Applegate Holdings
LLC
Oppenheimer Capital LLC
Oppenheimer Group, Inc.
Pacific Investment Management
Company LLC
PFP Holdings, Inc.
PIMCO Asia Pty. Ltd.
PIMCO Australia Pty Ltd.
PIMCO Canada Holding LLC
PIMCO Canada Corp.
PIMCO Europe Limited
PIMCO Global Advisors LLC
PIMCO Global Advisors
(Resources) Limited
PIMCO Japan Ltd.
StocksPLUS Management, Inc.	Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Director and Chief Financial
Officer
Chief Financial Officer
Chief Financial Officer

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap and Screened World Equity Ex-US Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC	Director Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc	Chairman & CEO Senior Managing Director, Director and Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Deborah Hope Wedgeworth Manager	Jennison Associates LLC	Director

Kenneth Moore Manager, Vice President and Chief Financial Officer	Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company PIM Warehouse, Inc. The Prudential Insurance Company of America	Vice President Executive Vice President and Treasurer Director and Executive Vice President Vice President Vice President

Scott L. Hayward Manager and Chief Executive Officer	Prudential Trust Company The Prudential Insurance Company of America Prudential Investment Management, Inc.	Director Vice President and Executive Vice President Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company Prudential Investment Management, Inc. The Prudential Insurance Company of America	Vice President Vice President Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited
Pramerica (GP2) Limited
PIM Foreign Investments, Inc.
PIM Warehouse, Inc.
Prudential Investment
Management Services, LLC
The Prudential Insurance
Company of America
Prudential Investment
Management, Inc.
PIM Investments, Inc.
Prudential Asset Management
Holding Company, LLC
	Jennison Associates, LLC	Director Director President Chairman and Director President and CEO Vice President Chairman, Director, CEO and President President and Director Manager, Chairman, CEO and President Director

Robeco Investment Management Inc.

Robeco Investment Management Inc. ("Robeco") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Robeco is 909 Third Avenue, New York, New York 10022. Robeco is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William G. Butterly, III Chief Operating Officer and Chief Compliance Officer	Robeco Investment Management, Inc. Sustainable Asset Management USA, Inc. Robeco Securities, L.L.C. Robeco Institutional Asset Management US, Inc. Robeco Trust Company	Senior Managing Director, Chief
Operating Officer, Chief
Compliance Officer, General
Counsel and Secretary
Chief Legal Officer, Chief
Compliance Officer and
Secretary
Chief Legal Officer
Chief Legal Officer, Chief
Compliance Officer and
Secretary
Director, Chief Operating Officer
and Secretary

Matthew J. Davis Treasurer and Chief Financial Officer	Robeco Investment Management, Inc. Robeco Institutional Asset Management US, Inc. Robeco Securities, L.L.C. Robeco Trust Company	Senior Managing Director, Treasurer and Chief Financial Officer Director, President and Treasurer Chief Financial Officer Director, Chief Financial Officer and Treasurer

Mark E. Donovan Co-Chief Executive Officer	Robeco Investment Management, Inc. Robeco Trust Company	Senior Managing Director, Portfolio Manager Director, Chairman of the Board and Co-Chief Executive Officer

Joseph F. Feeney, Jr. Co-Chief Executive Officer	Robeco Investment Management, Inc. Robeco Trust Company	Senior Managing Director, Chief Investment Officer—Equities, Portfolio Manager Director, Vice Chairman of the Board, President, Co-Chief Executive Officer and Chief Investment Officer

Paul F. Healey Director of Sales, Marketing and Client Service	Robeco Investment Management, Inc. Robeco Trust Company Mellon Capital Management Franklin Portfolio Associates	Senior Managing Director, Head of Sales, Marketing and Client Service Senior Managing Director, Head of Sales, Marketing and Client Service Executive Vice President President and Chief OperatingOfficer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Alan Brown (Director) Jamie Dorrien-Smith (Director) Alex Sargent (Director) Virginie Maisonneuve (Director) Yang Ming Ooi (Director) Hannah Ashdown (Company Secretary) Helen Horton (Company Secretary)

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Trust Company
SEI Global Services, Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co. Ltd
SEI Investments (South Africa) Limited
SEI Investments Global Funds Services
	SEI Investments Canada Company	Executive Vice President Director Director Senior Vice President Management Committee Director Director Director Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Funds, Inc.
SEI Investments, Inc
SEI Global Investments Corp.
SEI Insurance Group, Inc.
SEI Advanced Capital Management, Inc
SEI Primus Holding Corp.
SEI Global Services, Inc
SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital Investments,
Inc,
SEI Investments (Europe) Ltd. UK
SEI Investments (Asia) Limited
SEI Global Nominee Ltd.
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global, Limited
Larington Limited
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development Inc.
SEI Investments Global Funds Services
SEI Investments Canada
Company
SEI Institutional Transfer Agent,
Inc.	Executive Vice President,
General Counsel,
Chief Compliance Officer,
Assistant Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President, Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President, Secretary
Vice President, Assistant Secretary
Director, Senior Vice President, Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Assistant Secretary
Director
Director
Director
Director
Director
Director
Director
Director
Vice President, Secretary
Vice President, Assistant Secretary
Manager
Vice President, Secretary
Vice President, Assistant Secretary
Director
Director, Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services Inc
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc
SEI Investments—Global Fund
Services Limited
SEI Investments Global
	(Bermuda) Ltd	Executive Vice President Director Director, Senior Vice President Director Chairman of the Board, Chief Executive Officer Director Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp
SEI Global Services, Inc
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd UK
SEI Global Nominee Ltd
SEI European Services Limited U.K.
SEI Investments Global, Limited
SEI Investments (South Africa) Limited
	SEI Investments Canada Company	Executive Vice President President Senior Vice President Director Director Director Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Kathy Heilig Vice President & Treasurer	SEI Investments Company SEI Funds Inc SEI Investments, Inc SEI Global Investments Corp SEI Insurance Group, Inc SEI Advanced Capital Management, Inc	Vice President, Controller & Chief Accounting Officer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Director, Vice President & Treasurer
Vice President, Treasurer
Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Primus Holding Corp

SEI Global Services, Inc.
SEI Global Capital Investments,
Inc
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc
SEI Ventures, Inc

SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc
SEI Investments Global Funds
Services	Director, Vice President, Treasurer
Treasurer
Director, Vice President, Treasurer
Vice President, Treasurer

Vice President, Assistant Secretary & Treasurer
Director, Vice President, Treasurer
Manager, Vice President, Treasurer
Director, Vice President, Treasurer
Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company

SEI Funds Inc
SEI Global Services Inc

SEI SIMC Holdings, LLC
SEI Investments Global
(Bermuda) Ltd
SEI Structured Credit Fund, L.P.

SEI Investments Global
(Bermuda) Ltd.
SIMC Subsidiary, LLC
SEI Investments Global Funds
Services
SEI Institutional Transfer Agent,
Inc.	Vice President—Legal & Assistant Secretary
Vice President
Vice President & Assistant Secretary
Manager
Vice President

Vice President, Assistant Secretary
Vice President

Manager
General Counsel, Vice President & Secretary
General Counsel, Secretary

Aaron Buser Vice President & Assistant Secretary	SEI Structured Credit Fund, L.P. SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary Vice President, Assistant Secretary

Felicity Jay Vice President & Assistant Secretary	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Funds, Inc.
SEI Global Services, Inc.
SEI Structured Credit Fund, L.P.
SEI Investments Global (Cayman), Limited
SEI Global Holdings (Cayman) Inc.
SEI Investments Global Funds Services
	SEI Institutional Transfer Agent, Inc.	Vice President Vice President Vice President & Assistant Secretary Vice President, Secretary Vice President, Secretary Vice President & Assistant Secretary Vice President & Assistant Secretary

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President

Michael Farrell Vice President	—	—

John Fisher Vice President	SEI Global Services, Inc.	Vice President

Linda Kerr Vice President	SEI Global Services, Inc. SEI Private Trust Company	Vice President Vice President

Paul Klauder Vice President	SEI Global Services, Inc SEI Investments Canada Company	Vice President Vice President

John W. Lau Vice President	—	—

William T. Lawrence Vice President	—	—

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dave McLaughlin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

James Micelli Vice President	SEI Global Services Inc	Vice President

James V. Morris Vice President	SEI Global Services Inc	Vice President

Stephen Onofrio Vice President	SEI Global Services Inc	Vice President

Sandra M. Schaufler Vice President	—	—

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services Inc	Vice President

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James E. Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Senior Managing Director

Phillip Gillespie Chief Legal Officer & Director	State Street Global Advisors	General Counsel

Thomas P. Kelly Treasurer	State Street Global Advisors	Senior Managing Director and Controller

Shawn C.D. Johnson Director	State Street Global Advisors	Senior Managing Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Cuan Coulter Chief Compliance Officer	State Street Global Advisors	Chief Compliance Officer

Ellen Needham Chief Operating Officer and Vice-President	State Street Global Advisors	Vice President

Tracy Atkinson Director	State Street Corporation	Chief Compliance Officer

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer and Managing Member of General Partner	Stone Harbor Investments Funds	President

Thomas W. Brock Chief Executive Officer	Liberty All-Star Fund Liberty Growth Fund Stone Harbor Investments Funds	Director Director Chairman

James J. Dooley Chief Financial Officer	Stone Harbor Investments Funds	Treasurer and Chief Financial Officer

Jeffrey S. Scott Chief Compliance Officer	Stone Harbor Investments Funds	Chief Compliance Officer

Adam J. Shapiro General Counsel	Stone Harbor Investments Funds	Secretary and Anti-Money Laundering Officer

David B. Iben Co-President, CIO, & Executive Managing Director

Constance Lawton Co-President, COO, & Executive Managing Director

Leora R. Weiner Senior Vice President, CCO & Associate General Counsel	Nuveen Investments, Inc.	Vice President & Assistant General Counsel

Thornburg Investment Management, Inc.

Thornburg Investment Management, Inc. ("TIM") is a sub-adviser for the World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of TIM is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. TIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Garrett Thornburg, Chairman	Thornburg Investment Trust Thornburg Securities Corp. Thornburg Mortgage, Inc. Thornburg Mortgage Advisory Corp.	Chairman of Trustees Chairman Chairman to 2009 President to 2009

Brian J. McMahon, CEO, President, Managing Director	Thornburg Investment Trust	Trustee, President

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap, Enhanced LIBOR Opportunities, Small/Mid Cap Equity, Ultra Short Duration Bond and Real Return Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("WellsCap") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Core Fixed Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Financial Officer	—	—

David R. Odenath Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jeffrey A. Nattans Director	—	—

James W. Hirschmann III President, CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Portfolio Operations	—	—

Brett B. Canon Director of Risk Management and Operations	—	—

James J. Flick Director of Global Client Service and Marketing

Daniel E. Giddings Assistant Secretary, Manager, International Legal & Compliance	—	—

Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance	—	—

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James W. Hirschmann III Managing Director	Western Asset Management Company	President and Chief Executive Officer

Thomas P. Lemke Director	—	—

Charles A. Ruys de Perez Director	Western Asset Management Company	General Counsel and Secretary; Head of Legal & Compliance

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael B. Zelouf Director of International Business and Head of London Operations	Western Asset Management
Company Holdings Limited
Western Asset Global
Management Limited (dormant)
Western Asset Management
Pte, Ltd (Singapore)
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
	Company Pty Ltd (Australia)	Director Director Director Director Director

Suzanne Taylor-King Finance Officer	—	—

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

CNI Charter Funds	April 1, 1999

SEI Institutional Investments Trust	June 14, 1996

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

BlackRock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003

The Arbitrage Funds	May 17, 2005

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Global X Funds	October 24, 2008

ProShares Trust II	November 17, 2008

FaithShares Trust	August 7, 2009

Schwab Strategic Trust	October 12, 2009

RiverPark Funds	September 8, 2010

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin P. Barr	President & Chief Executive Officer	—

Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

John C. Munch	General Counsel & Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John P. Coary	Vice President & Assistant Secretary	—

John J. Cronin	Vice President	—

Robert M. Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management LLC
One Post Office Square
Boston, Massachusetts 02109

Allianz Global Investors Capital, LLC
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
Two Greenwich Plaza
3rd Floor
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

ARONSON+JOHNSON+ORTIZ, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
61 Aldwych
London WC2B 4AE, United Kingdom

The Boston Company Asset Management LLC
One Boston Place
Boston, Massachusetts 02108

Brigade Capital Management, LLC
399 Park Avenue
16th Floor
New York, New York 10022

Credit Suisse Asset Management, LLC
11 Madison Avenue
New York, New York 10010

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

GE Asset Management Incorporated
3001 Summer Street
Stamford, CT 06904

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

Guggenheim Investment Management, LLC
135 East 57th Street
6th Floor
New York, New York 10022

Income Research & Management
100 Federal Street
31st Floor
Boston, Massachusetts 02110

ING Investment Management Advisors, B.V.
Prinses Beatrixlaan 15
2595 AK The Hague, The Netherlands

INTECH Investment Management LLC
525 Okeechobee Boulevard
Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
401 West Main Street
Suite 2100
Louisville, Kentucky 40202

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

Jennison Associates LLC
1000 Winter Street
Suite 4900
Waltham, Massachusetts 02451
and
466 Lexington Avenue
New York, New York 10017

J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

Lazard Asset Management LLC
30 Rockefeller Plaza
59th Floor
New York, New York 10112

Lee Munder Capital Group, LLC
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Legg Mason Capital Management, Inc.
100 International Drive
Baltimore, Maryland 21202

Los Angeles Capital Management and Equity Research, Inc.
11150 Santa Monica Boulevard
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

McKinley Capital Management, LLC
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1500
Los Angeles, California 90025

Neuberger Berman Management LLC
605 Third Avenue
New York, New York 10158

NFJ Investment Group, LLC
2100 Ross Avenue
Suite 700
Dallas, Texas 75201

PanAgora Asset Management Inc.
470 Atlantic Avenue
8th Floor
Boston, Massachusetts 02210

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Schroder Investment Management North America Inc.
875 Third Avenue
New York, New York 10022

Security Capital Research & Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
16th Floor
New York, New York 10019

Thornburg Investment Management, Inc.
2300 North Ridgetop Road
Santa Fe, NM 87506

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02210

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN, United Kingdom

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of January, 2011.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	January 21, 2011

	* William M. Doran	Trustee	January 21, 2011

	* George J. Sullivan, Jr.	Trustee	January 21, 2011

	* Nina Lesavoy	Trustee	January 21, 2011

	* James M. Williams	Trustee	January 21, 2011

	* Mitchell A. Johnson	Trustee	January 21, 2011

	* Hubert L. Harris, Jr.	Trustee	January 21, 2011

	/S/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	January 21, 2011

	/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	January 21, 2011

*By:	/s/ Robert A. Nesher Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(17)	Amended Schedules A and B, dated January 4, 2011, to the Investment Sub-Advisory Agreement between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and International Equity Funds are filed herewith.

EX-99.B(d)(59)	Amended Schedules A and B, dated December 21, 2010, to the Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity, Enhanced LIBOR Opportunities, Real Return and Ultra Short Duration Bond Funds are filed herewith.

EX-99.B(d)(87)	Amended Schedules A and B, dated December 17, 2010, to the Invest Sub-Advisory Agreement between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap and Small/Mid Cap Equity Funds are filed herewith.

EX-99.B(d)(98)	Amended Schedules A and B, dated December 16, 2010, to the Investment Sub-Advisory Agreement, dated June 30, 2008, between SIMC and Allianz Global Investors Capital LLC with respect to the Small Cap and Small/Mid Cap Equity Funds are filed herewith.

EX-99.B(d)(99)	Amended Schedule B, dated January 10, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds is filed herewith.

EX-99.B(d)(100)	Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility Fund is filed herewith.

EX-99.B(d)(101)	Investment Sub-Advisory Agreement, dated December 10, 2010, between SIMC and WestEnd Advisors LLC with respect to the Large cap and Large Cap Diversified Alpha Funds is filed herewith.

EX-99.B(d)(102)	Investment Sub-Advisory Agreement, dated December 13, 2010, between SIMC and William Blair & Company, LLC with respect to the Small Cap and Small/Mid Cap Equity Funds is filed herewith.

EX-99.B(g)(3)	Amendment, dated December 16, 2010, to Mutual Fund Custody Agreement, dated September 17, 2004, between the Trust and U.S. Bank National Association is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation, dated October 1, 2010, is filed herewith.

Exhibit Number	Description
EX-99.B(p)(17)	The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management, LLC, dated August 3, 2010, is filed herewith.

EX-99.B(p)(22)	The Code of Ethics for Acadian Asset Management, LLC, dated January 2010, is filed herewith.

EX-99.B(p)(25)	The Code of Ethics for Los Angeles capital Management and Equity Research, Inc., dated September 20, 2010, is filed herewith.

EX-99.B(p)(31)	The Code of Ethics for ING Investment Management Advisors, B.V., dated July 1, 2010, is filed herewith.

EX-99.B(p)(43)	The Code of Ethics for Schroder Investment Management North America Inc., dated July 15, 2010, is filed herewith.

EX-99.B(p)(51)	The Code of Ethics for WestEnd Advisors LLC, dated November 2010, is filed herewith.

EX-99.B(p)(52)	The Code of Ethics for William Blair & Company, LLC, dated February 18, 2010, is filed herewith.